Discontinued Operations (Tables)	12 Months Ended
Jan. 31, 2026
The Carrying Amount Of Assets And Liabilities Presented As Held For Sale [Abstract]
The Net Loss And Comprehensive Loss From Discontinued Operation
The net loss and comprehensive loss from discontinued operations are as follows:

	Years ended
	January 31, 2026	January 31, 2025
		Reclassified (Note 2)
Revenues	$155.2	$164.3
Cost of sales	177.6	265.6
Gross profit (loss)	(22.4)	(101.3)

Operating expenses
Selling and marketing	10.8	26.9
Research and development	9.0	21.8
General and administrative	7.8	24.9
Other operating expenses	8.5	10.0
Impairment charge	8.4	183.9
Total operating expenses	44.5	267.5
Operating income (loss)	(66.9)	(368.8)

Financing costs	0.1	0.2
Income (loss) before income taxes	(67.0)	(369.0)
Income tax expense (recovery)	(15.9)	(91.4)
Net income (loss) from discontinued operations	$(51.1)	$(277.6)

	Years ended
	January 31, 2026	January 31, 2025
Net loss from discontinued operations [a]	$(51.1)	$(277.6)

Net changes in unrealized gain on translation of foreign operations	20.9	3.0
Total comprehensive loss from discontinued operations [a]	$(30.2)	$(274.6)
[a]
Nil amount of net loss and comprehensive loss are attributable to non-controlling
interest.

The Carrying Amount Of Assets And Liabilities Presented As Held For Sale
As at January 31, 2026, the carrying amount of assets and liabilities presented as held for sale is as follows:

	January 31, 2026	January 31, 2025
		Reclassified (Note 2)
Inventories	$13.6	$66.6
Property, plant and equipment	69.4	98.5
Intangible assets	38.7	36.9
Deferred tax assets	—	80.6
Other assets	4.4	10.1
Assets classified as held for sale	$126.1	$292.7
Trade payables and accruals	$8.8	$22.5
Provisions	6.9	42.6
Deferred tax liabilities	8.7	—
Other liabilities	2.4	18.1
Liabilities associated to assets classified as held for sale	$26.8	$83.2
Assets net of liabilities held for sale	$99.3	$209.5

Cash Flows From Discontinued Operations
The net cash flows from discontinued operations are as follows:

	Years ended
	January 31, 2026	January 31, 2025
Net cash flows used in operating activities	$(54.5)	$(150.3)
Net cash flows from (used in) investing activities	20.5	(21.7)
Net cash flows from financing activities	34.4	179.2
Net cash flows from discontinued operations	$0.4	$7.2

The Impairment Charge Recorded During The Year Ended
The impairment charges recorded during the years-ended January 31, 2026 and January 31, 2025 are allocated as follows:

	Years ended
	January 31, 2026	January 31, 2025
Inventories	$(3.9)	$108.3
Property, plant and equipment	10.7	56.7
Right of use assets	—	6.1
Intangible assets	1.6	12.8
Impairment on assets classified as held for sale	$8.4	$183.9